UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY                May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       69

Form 13F Information Table Value Total:   $146,444
                                         (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8

                                 TITLE                      VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP     (X1000)    PRN AMT  PRN CALL DISCRETION   MNGRS    SOLE   SHARED  NONE
3M CO                         COM               88579Y101      317     3,549              SOLE                     0           3,549
AFLAC INC                     COM               001055102    7,262   157,907              SOLE                90,824          67,083
AMAZON COM INC                COM               023135106    3,848    19,000              SOLE                 3,960          15,040
APPLE INC                     COM               037833100   11,982    19,985              SOLE                 8,080          11,905
AQUA AMERICA INC              COM               03836W103      669    30,000              SOLE                30,000               0
ARCHER DANIELS MIDLAND CO     COM               039483102    2,096    66,193              SOLE                52,492          13,701
ASHLAND INC NEW               COM               044209104      219     3,585              SOLE                 3,585               0
AT&T INC                      COM               00206R102      439    14,072              SOLE                     0          14,072
BAKER HUGHES INC              COM               057224107    1,375    32,776              SOLE                20,400          12,376
BB&T CORP                     COM               054937107    2,618    83,400              SOLE                19,350          64,050
BP PLC                        SPONSORED ADR     055622104    1,372    30,497              SOLE                 5,750          24,747
BRISTOL MYERS SQUIBB CO       COM               110122108      207     6,145              SOLE                     0           6,145
BROADCOM CORP                 CL A              111320107    4,520   115,000              SOLE                36,250          78,750
CARNIVAL CORP                 PAIRED CTF        143658300      401    12,500              SOLE                 8,000           4,500
CELGENE CORP                  COM               151020104    2,395    30,900              SOLE                18,500          12,400
CHUBB CORP                    COM               171232101    1,189    17,200              SOLE                14,300           2,900
CHURCH & DWIGHT INC           COM               171340102      721    14,652              SOLE                   800          13,852
CORNING INC                   COM               219350105      283    20,120              SOLE                20,000             120
DEERE & CO                    COM               244199105    2,338    28,900              SOLE                 6,000          22,900
DELTA AIR LINES INC DEL       COM NEW           247361702    2,373   239,316              SOLE                55,700         183,616
DIAGEO P L C                  SPON ADR NEW      25243Q205      315     3,266              SOLE                 1,900           1,366
DIREXION SHS ETF TR           DLY SMCAP BEAR3X  25459W110      884    50,000              SOLE                 9,400          40,600
DISH NETWORK CORP             CL A              25470M109      660    20,042              SOLE                20,000              42
DISNEY WALT CO                COM DISNEY        254687106    2,536    57,916              SOLE                17,450          40,466
DU PONT E I DE NEMOURS & CO   COM               263534109      222     4,194              SOLE                     0           4,194
ERICSSON L M TEL CO           ADR B SEK 10      294821608      782    75,880              SOLE                35,960          39,920
EXXON MOBIL CORP              COM               30231G102    3,167    36,511              SOLE                     0          36,511
FORD MTR CO DEL               COM PAR $0.01     345370860    5,069   406,300              SOLE               123,625         282,675
FREEPORT-MCMORAN COPPER & GO  COM               35671D857      456    12,000              SOLE                12,000               0
GENERAL ELECTRIC CO           COM               369604103    3,586   178,677              SOLE                43,650         135,027
HESS CORP                     COM               42809H107    5,306    90,000              SOLE                35,550          54,450
HUNTINGTON BANCSHARES INC     COM               446150104    3,634   563,850              SOLE               111,100         452,750
INFORMATICA CORP              COM               45666Q102    2,952    55,800              SOLE                12,350          43,450
INTEL CORP                    COM               458140100    2,677    95,225              SOLE                46,800          48,425
INTERNATIONAL BUSINESS MACHS  COM               459200101    3,184    15,260              SOLE                11,500           3,760
JPMORGAN CHASE & CO           COM               46625H100    2,554    55,536              SOLE                50,000           5,536
KEYCORP NEW                   COM               493267108    1,437   169,000              SOLE                21,650         147,350
KIMCO RLTY CORP               COM               49446R109    1,239    64,320              SOLE                     0          64,320
LIZ CLAIBORNE INC             COM               539320101    4,682   350,450              SOLE                69,950         280,500
LOCKHEED MARTIN CORP          COM               539830109    1,138    12,660              SOLE                 2,000          10,660
MARKET LEADER INC             COM               57056R103       46    12,471              SOLE                12,471               0
MASCO CORP                    COM               574599106    2,499   186,900              SOLE               145,300          41,600
MEDCO HEALTH SOLUTIONS INC    COM               58405U102      527     7,492              SOLE                 3,350           4,142
MERCK & CO INC NEW            COM               58933Y105    3,862   100,581              SOLE                59,500          41,081
MICROSOFT CORP                COM               594918104    4,585   142,139              SOLE                62,500          79,639
MOTOROLA SOLUTIONS INC        COM NEW           620076307      290     5,707              SOLE                 1,906           3,801
NETAPP INC                    COM               64110D104    3,045    68,025              SOLE                13,900          54,125
NEWS CORP                     CL B              65248E203      399    20,000              SOLE                20,000               0
PEABODY ENERGY CORP           COM               704549104    1,009    34,850              SOLE                19,850          15,000
PEPSICO INC                   COM               713448108    2,565    38,652              SOLE                26,250          12,402
PFIZER INC                    COM               717081103      433    19,118              SOLE                     0          19,118
PROCTER & GAMBLE CO           COM               742718109      278     4,140              SOLE                     0           4,140
PROSHARES TR                  PSHS ULTSHRT QQQ  74347X237      787    26,000              SOLE                26,000               0
PROSHARES TR                  PSHS ULSHT SP500  74347R883    3,141   208,150              SOLE               135,450          72,700
QUALCOMM INC                  COM               747525103    1,617    23,757              SOLE                20,000           3,757
ROYAL BK CDA MONTREAL QUE     COM               780087102      234     4,032              SOLE                 4,032               0
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206    3,014    42,983              SOLE                16,600          26,383
RPX CORP                      COM               74972G103    3,053   180,000              SOLE                35,800         144,200
SANDISK CORP                  COM               80004C101      496    10,000              SOLE                10,000               0
SCHLUMBERGER LTD              COM               806857108    6,445    92,166              SOLE                43,700          48,466
SPDR GOLD TRUST               GOLD SHS          78463V107    1,070     6,600              SOLE                 3,850           2,750
TELEFONICA S A                SPONSORED ADR     879382208    1,065    64,916              SOLE                35,490          29,426
TOOTSIE ROLL INDS INC         COM               890516107      493    21,538              SOLE                10,513          11,025
UNILEVER N V                  N Y SHS NEW       904784709    3,343    98,227              SOLE                28,257          69,970
UNITED STATES STL CORP NEW    COM               912909108    1,301    44,300              SOLE                30,800          13,500
UNITED TECHNOLOGIES CORP      COM               913017109    2,883    34,763              SOLE                25,500           9,263
VERIZON COMMUNICATIONS INC    COM               92343V104      249     6,517              SOLE                     0           6,517
VIRGIN MEDIA INC              COM               92769L101    4,368   174,850              SOLE                37,450         137,400
YUM BRANDS INC                COM               988498101      245     3,440              SOLE                 2,000           1,440


